Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Financial Assets:
Cash and cash equivalents		₨ 430,708.6	$ 6,641.6	₨ 377,671.7	$ 5,823.8	₨ 341,124.3	₨ 370,835.2
Term placements		131,069.5	2,021.1	148,899.8
Investments held for trading		35,363.7	545.3	71,860.9
Investments available for sale	[1]	2,110,677.4	32,547.1	1,877,975.6
Securities purchased under agreements to resell		50,000.0	771.0	1,019.9
Loans		5,910,412.8	91,139.7	4,935,474.3
Accrued interest receivable		67,356.6	1,038.7	58,276.4
Other assets		190,567.3	2,938.6	132,220.5
Financial Liabilities:
Interest-bearing deposits		5,277,644.0	81,382.3	4,575,414.5
Non-interest-bearingdeposits		1,153,678.9	17,790.0	882,445.8
Securities sold under repurchase agreements		0.0	0.0	306,060.0
Short-term borrowings		322,265.6	4,969.4	253,562.4
Accrued interest payable		44,487.6	686.0	41,184.3
Long-term debt		730,920.7	11,270.9	522,313.5
Accrued expenses and other liabilities		449,454.6	6,930.7	229,628.0
Financial Assets:
Cash and cash equivalents		430,708.6	6,641.6	377,671.7
Term placements		130,997.9	2,020.0	148,799.4
Investments held for trading		35,363.7	545.3	71,860.9
Investments available for sale	[1]	2,110,677.4	32,547.1	1,877,975.6
Securities purchased under agreements to resell		50,000.0	771.0	1,019.9
Loans		5,961,739.0	91,931.2	4,964,357.4
Accrued interest receivable		67,356.6	1,038.7	58,276.4
Other assets		189,085.7	2,915.7	130,716.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0	0.0	306,060.0
Short-term borrowings		321,708.0	4,960.8	251,572.8
Accrued interest payable		44,487.6	686.0	41,184.3
Long-term debt		758,454.8	11,695.5	587,196.0
Accrued expenses and other liabilities		449,454.6	6,930.7	229,628.0
Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	2,110,677.4	32,547.1	1,877,975.6
Financial Assets:
Investments available for sale	[1]	2,110,677.4	32,547.1	1,877,975.6
Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		5,316,226.4	81,977.3	4,607,536.5
Non-interest-bearing deposits
Financial Liabilities:
Deposits		1,153,678.9	$ 17,790.0	882,445.8
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading		4.8		4,850.7
Financial Assets:
Cash and cash equivalents		430,708.6		377,671.7
Term placements		0.0		0.0
Investments held for trading		4.8		4,850.7
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	8,198.7		44,045.7
Financial Assets:
Investments available for sale	[1]	8,198.7		44,045.7
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading		35,358.9		67,010.2
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		130,997.9		148,799.4
Investments held for trading		35,358.9		67,010.2
Securities purchased under agreements to resell		50,000.0		1,019.9
Loans		1,791,981.2		1,489,193.0
Accrued interest receivable		67,356.6		58,276.4
Other assets		189,085.7		130,716.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		306,060.0
Short-term borrowings		321,708.0		251,572.8
Accrued interest payable		44,487.6		41,184.3
Long-term debt		758,454.8		587,196.0
Accrued expenses and other liabilities		449,454.6		229,628.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	2,080,579.6		1,816,921.8
Financial Assets:
Investments available for sale	[1]	2,080,579.6		1,816,921.8
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		5,316,226.4		4,607,536.5
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		1,153,678.9		882,445.8
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading		0.0		0.0
Financial Assets:
Cash and cash equivalents		0.0		0.0
Term placements		0.0		0.0
Investments held for trading		0.0		0.0
Securities purchased under agreements to resell		0.0		0.0
Loans		4,169,757.8		3,475,164.4
Accrued interest receivable		0.0		0.0
Other assets		0.0		0.0
Financial Liabilities:
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Estimated Fair Value
Financial Assets:
Investments available for sale	[1]	21,899.1		17,008.1
Financial Assets:
Investments available for sale	[1]	21,899.1		17,008.1
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities:
Deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities:
Deposits		₨ 0.0		₨ 0.0

[1]	excluding investments carried at cost Rs. 708.2 million (US$10.9 million) (as at March 31, 2016, Rs.708.8 million)